UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Director
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     October 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $8,325,505 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LLP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   357764  3871068 SH       DEFINED 01            2600299        0  1270769
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   416393  5945924 SH       DEFINED 01            4020324        0  1925600
AON PLC                        SHS CL A         G0408V102   377602  7221297 SH       DEFINED 01            4808607        0  2412690
ARROW ELECTRS INC              COM              042735100    77144  2288446 SH       DEFINED 01            1544078        0   744368
AVNET INC                      COM              053807103    78286  2691158 SH       DEFINED 01            1813817        0   877341
BANK OF NEW YORK MELLON CORP   COM              064058100   371982 16444826 SH       DEFINED 01           11105161        0  5339665
BB&T CORP                      COM              054937107   333331 10052194 SH       DEFINED 01            6792346        0  3259848
CA INC                         COM              12673P105   379802 14741007 SH       DEFINED 01            9870592        0  4870415
CISCO SYS INC                  COM              17275R102   364472 19087278 SH       DEFINED 01           12804023        0  6283255
COVIDIEN PLC                   SHS              G2554F113   387846  6527190 SH       DEFINED 01            4358401        0  2168789
DELPHI AUTOMOTIVE PLC          SHS              G27823106   394949 12740282 SH       DEFINED 01            8602039        0  4138243
DUN & BRADSTREET CORP DEL NE   COM              26483E100   183109  2299790 SH       DEFINED 01            1550784        0   749006
FIDELITY NATL INFORMATION SV   COM              31620M106   379536 12156832 SH       DEFINED 01            8049794        0  4107038
FISERV INC                     COM              337738108   388441  5247080 SH       DEFINED 01            3509946        0  1737134
HEWLETT PACKARD CO             COM              428236103   146001  8558068 SH       DEFINED 01            6096128        0  2461940
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   259847  3623578 SH       DEFINED 01            2562987        0  1060591
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   265140  2867305 SH       DEFINED 01            1955308        0   911997
NORTHROP GRUMMAN CORP          COM              666807102   266106  4005812 SH       DEFINED 01            2706216        0  1299596
ORACLE CORP                    COM              68389X105   334606 10635903 SH       DEFINED 01            7171174        0  3464729
PFIZER INC                     COM              717081103   375095 15094377 SH       DEFINED 01           10260232        0  4834145
QUEST DIAGNOSTICS INC          COM              74834L100   297645  4692495 SH       DEFINED 01            3131257        0  1561238
TE CONNECTIVITY LTD            REG SHS          H84989104   346678 10193416 SH       DEFINED 01            6861678        0  3331738
TIME WARNER INC                COM NEW          887317303   395447  8722778 SH       DEFINED 01            5890787        0  2831991
WELLS FARGO & CO NEW           COM              949746101   380482 11018879 SH       DEFINED 01            7395179        0  3623700
YUM BRANDS INC                 COM              988498101   379416  5719270 SH       DEFINED 01            3790956        0  1928314
ZIMMER HLDGS INC               COM              98956P102   388385  5743646 SH       DEFINED 01            3857134        0  1886512